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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              ----------------------------------
Check here if Amendment   [ ]; Amendment Number:
                                                ----------------
  This Amendment (Check only one.):        [ ]   is a restatement.

                                           [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Woodland Partners LLC
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Address:       60 South Sixth Street, Suite 3750
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               Minneapolis, Minnesota 55402
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Form 13F File Number:  28- 5982
                          -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard J. Rinkoff
         -------------------------------------------------------
Title:         Managing Partner
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Phone:         (612) 359-4185
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Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff     Minneapolis, Minnesota    November 8,1999
------------------------    ------------------------  ------------------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                                 -------------------------------
Form 13F Information Table Entry Total:           40
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 430,840
                                                  ------------------------------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                                       FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2      COLUMN 3      COLUMN 4                   COLUMN 5
    -------------------------   --------------  ---------     -----------       ---------------------------

                                                                VALUE           SHRS OR      SH/       PUT/
         NAME OF ISSUER         TITLE OF CLASS    CUSIP        (x$1000)         PRN AMT      PRN       CALL
    -------------------------   --------------  ---------     -----------       -------     -----      ----
ACNIELSEN CORP                    COMMON        004833109      $  14,631        644,900      SH
AETRIUM                           COMMON        00817R103      $   3,877        556,350      SH
ALLIANT TECHSYSTEMS               COMMON        018804104      $  14,577        210,300      SH
ALTERNATIVE RESOURCES CORP        COMMON        02145R102      $   3,050        587,900      SH
BOLDER TECHNOLOGY                 COMMON        097519102      $   6,173        617,300      SH
CENTRAL NEWSPAPERS                COMMON        154647101      $  14,400        323,600      SH
COMMUNITY FIRST BANK              COMMON        203902101      $   3,601        213,400      SH
CORN PRODUCTS INC                 COMMON        219023108      $   9,783        321,400      SH
DONALDSON                         COMMON        257651109      $   4,431        191,100      SH
ENESCO GROUP                      COMMON        292973104      $     822         53,450      SH
FERRO CORP                        COMMON        315405100      $  12,586        590,550      SH
FUNCO                             COMMON        360762108      $   9,014        477,550      SH
GRACO INC                         COMMON        384109104      $  20,390        621,400      SH
HB FULLER COMPANY                 COMMON        359694106      $  22,405        368,050      SH
HORACE MANN                       COMMON        440327104      $  13,363        517,700      SH
INTERNATIONAL MULTIFOODS          COMMON        460043102      $  21,017        913,800      SH
LODGENET                          COMMON        540211109      $   7,017        539,750      SH
MAGNETEK INC                      COMMON        559424106      $   4,629        517,950      SH
MATERIAL SCIENCES                 COMMON        576674105      $  12,989        975,650      SH
MERITOR AUTOMOTIVE                COMMON        59000G100      $  10,648        510,100      SH
MERRILL                           COMMON        590175105      $   7,993        400,900      SH
MIDAS INC                         COMMON        595626102      $   7,575        367,250      SH
NATIONAL COMPUTER                 COMMON        635519101      $   2,109         55,000      SH
POLARIS                           COMMON        731068102      $  17,846        515,400      SH
PREMARK                           COMMON        740459102      $   7,838        155,200      SH
RTW INC                           COMMON        74974R107      $   3,543        616,150      SH
ROCHESTER MEDICAL                 COMMON        771497104      $   4,183        434,600      SH
SPX CORP                          COMMON        784635104      $  29,889        329,350      SH
SAMES CORP                        COMMON        090527102      $   4,627        260,650      SH
STANDARD MOTOR PRODUCTS           COMMON        853666105      $   8,623        443,600      SH
STRIDE RITE CORP                  COMMON        863314100      $   6,743        963,350      SH
TCF FINANCIAL                     COMMON        872275102      $  16,704        584,800      SH
TEREX CORP                        COMMON        880779103      $  17,394        552,200      SH
THE GEON COMPANY                  COMMON        37246W105      $   6,174        239,750      SH
TOWER AUTOMOTIVE                  COMMON        891707101      $  11,272        568,900      SH
TRUE NORTH COMMUNICATIONS         COMMON        897844106      $  13,670        375,800      SH
US CAN CORP                       COMMON        90328W105      $  14,987        733,300      SH
US INDUSTRIES                     COMMON        912080108      $  18,061      1,146,730      SH
VALUEVISION INTERNATIONAL         COMMON        92047K107      $  16,377        629,900      SH
VICORP RESTAURANTS                COMMON        925817108      $   5,830        353,350      SH

TOTALS                                                         $ 430,840     19,478,380

            COLUMN 1                       COLUMN 6        COLUMN 7              COLUMN 8
    -------------------------            -----------       --------     ---------------------------

                                          INVESTMENT        OTHER            VOTING AUTHORITY
         NAME OF ISSUER                   DISCRETION       MANAGERS      SOLE        SHARED     NONE
    -------------------------            -----------       --------    --------     ------     -----
ACNIELSEN CORP                               SOLE                       566,600     78,300
AETRIUM                                      SOLE                       492,850     63,500
ALLIANT TECHSYSTEMS                          SOLE                       184,400     25,900
ALTERNATIVE RESOURCES CORP                   SOLE                       515,600     72,300
BOLDER TECHNOLOGY                            SOLE                       541,200     76,100
CENTRAL NEWSPAPERS                           SOLE                       283,700     39,900
COMMUNITY FIRST BANK                         SOLE                       187,400     26,000
CORN PRODUCTS INC                            SOLE                       277,000     44,400
DONALDSON                                    SOLE                       168,300     22,800
ENESCO GROUP                                 SOLE                        44,350      9,100
FERRO CORP                                   SOLE                       518,450     72,100
FUNCO                                        SOLE                       419,150     58,400
GRACO INC                                    SOLE                       544,700     76,700
HB FULLER COMPANY                            SOLE                       322,450     45,600
HORACE MANN                                  SOLE                       453,900     63,800
INTERNATIONAL MULTIFOODS                     SOLE                       796,000    117,800
LODGENET                                     SOLE                       473,250     66,500
MAGNETEK INC                                 SOLE                       452,050     65,900
MATERIAL SCIENCES                            SOLE                       856,650    119,000
MERITOR AUTOMOTIVE                           SOLE                       447,200     62,900
MERRILL                                      SOLE                       347,500     53,400
MIDAS INC                                    SOLE                       323,550     43,700
NATIONAL COMPUTER                            SOLE                        47,800      7,200
POLARIS                                      SOLE                       451,900     63,500
PREMARK                                      SOLE                       136,100     19,100
RTW INC                                      SOLE                       546,150     70,000
ROCHESTER MEDICAL                            SOLE                       379,300     55,300
SPX CORP                                     SOLE                       290,250     39,100
SAMES CORP                                   SOLE                       225,450     35,200
STANDARD MOTOR PRODUCTS                      SOLE                       389,200     54,400
STRIDE RITE CORP                             SOLE                       852,150    111,200
TCF FINANCIAL                                SOLE                       512,600     72,200
TEREX CORP                                   SOLE                       484,200     68,000
THE GEON COMPANY                             SOLE                       211,050     28,700
TOWER AUTOMOTIVE                             SOLE                       498,200     70,700
TRUE NORTH COMMUNICATIONS                    SOLE                       329,500     46,300
US CAN CORP                                  SOLE                       643,800     89,500
US INDUSTRIES                                SOLE                     1,005,430    141,300
VALUEVISION INTERNATIONAL                    SOLE                       552,300     77,600
VICORP RESTAURANTS                           SOLE                       316,850     36,500

TOTALS                                                               17,088,480  2,389,900
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